Business Segment Information (Schedule Of Geographic Information Net Sales) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue, Net	$ 144,600	$ 116,922	$ 118,039	$ 110,518	$ 123,550	$ 118,432	$ 125,237	$ 111,480	$ 490,079	$ 478,699	$ 450,816
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue, Net									336,400	316,600	318,600
Asia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue, Net									59,500	66,300	45,900
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue, Net									51,500	61,700	56,900
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue, Net									14,300	12,600	14,100
India [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue, Net									10,200	7,500	0
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue, Net									$ 18,200	$ 14,000	$ 15,300